Related Parties	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Parties [Abstract]
RELATED PARTIES
15.	RELATED PARTIES

The Company’s related party transactions include its key management personnel.

Key management personnel have been determined to be:

Directors	CFO/Company Secretary:

Menachem Rogatsky – Executive Director	Jaroslaw (Jarek) Kopias
Aharon Zaetz – Executive Director
Syed Alsagoff – Non Executive Director

(a) Transactions with key management personnel

	2026 A$	2025 A$

Short-term benefits	2,365,213	541,670

Post-employment benefits	4,992	2,682

Share based payments	10,330,689	1,068,538

Termination benefits	-	-

Total remuneration	12,700,894	1,612,890

(a)	Other transactions

Other transactions with key management personnel during the year were as follows:

Related party	Relationship to Key Management Personnel/Director	Services Provided	2026 $	2025 $
Consult4nts Pty Ltd[1]	A business of which A Zaetz is a Director	Metallurgical services	320,441	-
M Rogatsky[2]	Direct	Purchase of Asset	-	25,000
Constr Supply LLC[3]	A business controlled by the spouse of M Rogatsky	Exploration support services	1,644,064	-

1.	The total amount of fees due to Consult4nts as at 30 June 2026 for Metallurgical Services was $25,833.
2.	During the previous year the Allegra project was sold to M Rogatsky
3.	The total amount of fees due to Constr Supply LLC as at 30 June 2026 was $106,439

15.	RELATED PARTY TRANSACTIONS

The Company’s related party transactions include its key management personnel.

(a) Transactions with key management personnel

	2025 $	2024 $
Short-term benefits	541,670	245,593

Post-employment benefits	2,682	12,218

Share based payments	1,068,538	1,250,393

Total remuneration	1,612,890	1,508,204

Transactions with key management personnel representing balances are unsecured.

Related Party	Relationship to Key Management Personnel/Director	Services Provided	2025 $	2024 $
Magill Consulting	A business of which D Chessell is a Director	Consulting Fees	-	29,167
Magill Consulting	A business of which D Chessell is a Director	Vehicle hire / Sale of Motor Vehicle	-	11,464
Kopias Consulting[1]	A business of which J Kopias is a Director	Consulting Fees	110,019	83,581
Consult4ants Pty Ltd[2]	A business of which A Zaetz is a Director	Consulting Fees	350,000	350,000
S Alsagoff[3]	Direct	Director fees	23,318	10,592
M Rogatsky[4]		Purchase of Asset	25,000	-

1.	The total amount of fees due to Kopias Consulting as at 30 June 2025 was $18,525.
2.	The total amount of fees due to Consult4ants Pty Ltd as at 30 June 2025 was $38,412.
3.	The total amount of fees due to S Alsagoff as at 30 June 2025 was $592.
4.	During the year the Allegra project has been sold to M Rogatsky. There is no outstanding amount as at 30 June 2025.